SCHEDULE OF COST OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total of Cost of revenue	$ 122,813	$ 77,769	$ 334,825	$ 688,365
Finished Goods [Member]
Product Information [Line Items]
Total of Cost of revenue	78,507	36,113	151,703	97,058
Related Shipping [Member]
Product Information [Line Items]
Total of Cost of revenue	2,275	2,377	9,346	10,376
Handling Fee [Member]
Product Information [Line Items]
Total of Cost of revenue	10,927	4,037	22,629	10,945
Contractor Fee [Member]
Product Information [Line Items]
Total of Cost of revenue	11,855	4,024	30,977	18,568
Franchise [Member]
Product Information [Line Items]
Total of Cost of revenue	4,953	4,975	18,428	17,624
Sales Commission [Member]
Product Information [Line Items]
Total of Cost of revenue	234	11,868	13,827	501,483
Depreciation [Member]
Product Information [Line Items]
Total of Cost of revenue	$ 14,530	$ 14,375	57,162	$ 32,311
Inventory Written Off [Member]
Product Information [Line Items]
Total of Cost of revenue			$ 30,753